Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Balance Sheets - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	¥ 135,344	¥ 96,552
Accounts receivable, net of allowance for doubtful accounts	76,114	41,441
Amounts due from related parties	168,450	41,123
Prepaid expenses and other current assets	240,367	131,073
Total current assets	620,275	310,189
Property and equipment, net	58,750	67,206
Intangible assets, net	951	7
Goodwill	30,347	30,347
Deferred tax assets	13,078	5,745
Other non-current assets	33,350	47,177
Total assets	756,752	460,671
Current liabilities
Contract liabilities	134,125	135,703
Bank loan	87,970	33,572
Borrowings under financing arrangements		20,540
Accounts payable	17,615	10,615
Accrued expenses and other payables	262,007	42,183
Income tax payables	17,714	9,251
Amounts due to related parties	135,768	45,781
Total current liabilities	655,199	297,645
Borrowings under financing arrangements		24,987
Other payables		1,270
Deferred tax liabilities	5,300	4,285
Total liabilities	¥ 660,499	¥ 328,187